Equity-settled share-based transactions - PHCL 2021 Plan, Narrative (Details) - Restricted share units									12 Months Ended
	Dec. 31, 2023 shares	Jun. 30, 2023 shares	Jun. 23, 2023 shares	Feb. 01, 2023 shares	Dec. 31, 2022 shares	Jun. 30, 2022 shares	May 18, 2022 shares	Jun. 16, 2021	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)								3,933,063	63,934